Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Deferred tax assets, Allowance for doubtful accounts	$ 1,142,987	$ 1,188,831
Deferred tax assets, Loss carry-forwards	1,483,777	1,314,061
Deferred tax assets, Fixed assets	3,084	20,937
Deferred tax assets, Inventory valuation	325,002	408,905
Deferred tax assets, Salary payable	8,839	12,113
Deferred tax assets, Intangible assets	226,057	212,283
Deferred tax assets, Gross	3,189,746	3,157,130
Deferred tax assets, Valuation allowance	(3,078,350)	(3,048,203)
Total deferred tax assets	111,396	108,927
Deferred tax liabilities, Allowance for doubtful accounts
Deferred tax liabilities, Loss carry-forwards
Deferred tax liabilities, Fixed assets	(243,913)	(243,728)
Deferred tax liabilities, Inventory valuation
Deferred tax liabilities, Salary payable
Deferred tax liabilities, Intangible assets	132,517	134,801
Deferred tax liabilities, Gross	(111,396)	(108,927)
Deferred tax liabilities, Valuation allowance
Total deferred tax liabilities	$ (111,396)	$ (108,927)